GOLDMAN SACHS TRUST
Goldman Sachs Fundamental Equity Value Funds

Class A, Class B, Class C, Institutional, Service,
Class IR and Class R Shares of the

Goldman Sachs Large Cap Value Fund
Goldman Sachs Mid Cap Value Fund

Supplement dated December 1, 2011 to the
Prospectus dated December 29, 2010 (the “Prospectus”)

Effective December 29, 2011, due to changes in sector research coverage assignments, Dolores Bamford will no longer serve as a portfolio manager for the Goldman Sachs Large Cap Value Fund and John Arege will no longer serve as a portfolio manager for the Goldman Sachs Mid Cap Value Fund.

Effective immediately, the “Goldman Sachs Large Cap Value Fund—Summary—Portfolio Management—Portfolio Managers” section of the Prospectus is replaced in its entirety with the following:

Portfolio Managers: Andrew Braun, Managing Director, Co-Chief Investment Officer, Value Equity, has managed the Fund since 2001; Sean Gallagher, Managing Director, Co-Chief Investment Officer, Value Equity, has managed the Fund since 2001; Dolores Bamford, CFA, Managing Director, has managed the Fund since 2002 (and will manage the Fund through December 28, 2011); John Arege, CFA, Managing Director, has managed the Fund since 2009; and Charles “Brook” Dane, CFA, Vice President, has managed the Fund since 2010.

Effective immediately, the “Goldman Sachs Mid Cap Value Fund—Summary—Portfolio Management—Portfolio Managers” section of the Prospectus is replaced in its entirety with the following:

Portfolio Managers: Andrew Braun, Managing Director, Co-Chief Investment Officer, Value Equity, has managed the Fund since 2001; Sean Gallagher, Managing Director, Co-Chief Investment Officer, Value Equity, has managed the Fund since 2001; Dolores Bamford, CFA, Managing Director, has managed the Fund since 2002; John Arege, CFA, Managing Director, has managed the Fund since 2009 (and will manage the Fund through December 28, 2011); and Scott Carroll, CFA, Managing Director, has managed the Fund since 2002.

Additionally, effective December 29, 2011, in the chart under the “Service Providers—Fund Managers” section of the Prospectus, the reference to the Goldman Sachs Large Cap Value Fund is removed from “Fund Responsibilities” for Ms. Bamford and the reference to the Goldman Sachs Mid Cap Value Fund is removed from “Fund Responsibilities” for Mr. Arege.

This Supplement should be retained with your Prospectus for future reference.

EQVALPMSTK 12-11